Business Segments Information	12 Months Ended
Sep. 30, 2011
Business Segments Information [Abstract]
Business Segments Information
(16)  Business Segments Information

The Company designs and supplies products and technology and delivers engineering services in a wide range of industrial, commercial and consumer markets around the world. The business segments of the Company are organized primarily by the nature of the products and services they sell. The Process Management segment provides systems and software, measurement and analytical instrumentation, valves, actuators and regulators, and services and solutions that provide precision control, monitoring and asset optimization for plants that produce power or process fluids such as petroleum, chemicals, food and beverages, pulp and paper, and pharmaceuticals. The Industrial Automation segment provides commercial and industrial motors and drives, power transmission and materials handling equipment, low, medium and high voltage alternators and other power generation equipment, materials joining and precision cleaning products, fluid power and control mechanisms, and electrical distribution equipment which are used in a wide variety of manufacturing operations to provide integrated manufacturing solutions to customers. The Network Power segment designs, manufactures, installs and maintains power systems, including power conditioning and uninterruptible AC and DC power supplies, embedded power supplies, precision cooling systems, electrical switching equipment, and integrated infrastructure monitoring and management systems for telecommunications networks, data centers and other critical applications. The Climate Technologies segment supplies compressors, temperature sensors and controls, thermostats, flow controls and remote monitoring services to all elements of the climate control industry. The Tools and Storage segment provides tools for professionals and homeowners, home and commercial storage systems, and appliance solutions. The principal distribution method for each segment is a direct sales force, although the Company also uses independent sales representatives and distributors. Due to its global presence, certain of the Company's international operations are subject to risks such as nationalization of operations, significant currency exchange rate fluctuations and restrictions on the movement of funds.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. Intersegment selling prices approximate market prices. Accounting method differences between segment reporting and the consolidated financial statements are primarily management fees allocated to segments based on a percentage of sales and the accounting for pension and other retirement plans. Corporate assets are comprised of primarily cash and equivalents, investments and certain fixed assets. Summarized below is information about the Company's operations by business segment and by geographic region (also see Notes 3 through 6).

BUSINESS SEGMENTS

	SALES			EARNINGS			TOTAL ASSETS
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Process Management	$6,135	6,022	7,000	1,060	1,093	1,402	5,283	5,406	5,915
Industrial Automation	4,172	4,289	5,294	470	591	830	3,420	3,688	3,818
Network Power	5,456	5,828	6,811	579	800	756	4,973	8,072	7,945
Climate Technologies	3,197	3,801	3,995	411	691	709	2,131	2,172	2,229
Tools and Storage	1,725	1,755	1,837	276	357	375	1,804	1,314	1,271
	20,685	21,695	24,937	2,796	3,532	4,072	17,611	20,652	21,178
Differences in accounting methods				179	195	231
Corporate and other (a)				(305)	(587)	(449)	2,152	2,191	2,683
Sales eliminations/Interest	(583)	(656)	(715)	(220)	(261)	(223)
Total	$20,102	21,039	24,222	2,450	2,879	3,631	19,763	22,843	23,861

(a)
Corporate and other primarily reflects changes in incentive stock compensation expense, which decreased $96 in 2011 due to changes in the Company's stock price and a reduced impact from incentive stock plans overlap compared to prior year, and increased $163 in 2010 related to an increase in stock price and the overlap of two plans in 2010 (see Note 14). Corporate and other in 2010 also reflects higher acquisition-related costs.

	INTERSEGMENT SALES			DEPRECIATION AND AMORTIZATION EXPENSE			CAPITAL EXPENDITURES
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Process Management	$2	3	7	166	183	198	100	105	194
Industrial Automation	499	570	640	143	150	148	99	114	138
Network Power	16	31	24	155	205	286	100	103	99
Climate Technologies	43	46	42	138	148	138	83	104	120
Tools and Storage	23	6	2	96	95	57	64	57	35
Corporate and other				29	35	40	85	41	61
Total	$583	656	715	727	816	867	531	524	647

GEOGRAPHIC

	SALES BY DESTINATION			PROPERTY, PLANT AND EQUIPMENT
	2009	2010	2011	2009	2010	2011
United States and Canada	$9,408	9,823	10,773	2,028	1,858	1,869
Asia	4,312	4,858	5,636	525	505	583
Europe	4,341	4,309	5,271	717	683	714
Latin America	1,004	1,065	1,319	227	229	262
Middle East/Africa	1,037	984	1,223	3	12	9
Total	$20,102	21,039	24,222	3,500	3,287	3,437

Sales in the U.S. were $9,900, $9,101 and $8,686 for 2011, 2010 and 2009, respectively, and Asia includes sales in China of $3,079, $2,692 and $2,306, respectively. U.S.-located fixed assets were $1,853, $1,839 and $2,010.